RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Master Trust holds common shares of RTX, the Plan sponsor, and these qualify as exempt party-in-interest transactions.
The Plan invests in the RTX Stock Fund, which is comprised of a short-term investment fund component and shares of common stock of RTX. The unit values of the RTX Stock Fund are recorded and maintained by the Trustee. The total value of the Plan's interest in the RTX Stock Fund was approximately $6.8 billion and $4.3 billion at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan purchased units of the RTX Stock Fund of approximately $1.0 billion including dividends and interest of approximately $0.2 billion, sold units of the RTX Stock Fund of approximately $1.0 billion, and had net appreciation on the RTX Stock Fund of approximately $2.5 billion.
The Plan invests in the RTX ESOP Fund, which is comprised of a short-term investment fund component and shares of common stock of RTX. The total investment of the Plan in the RTX ESOP Fund was approximately $3.7 billion and $2.6 billion at December 31, 2025 and 2024, respectively (see Notes 1 and 7). Unrealized appreciation of ESOP assets reached $3.6 billion and $2.4 billion in 2025 and 2024, respectively.
In addition, certain of the investment options are managed by State Street Investment Management (formerly known as State Street Global Advisors), an affiliate of the Trustee. Transactions in such investments qualify as exempt party-in-interest transactions. Notes receivable from participants transactions also qualify as exempt party-in-interest transactions.